DISPOSAL GROUPS HELD FOR SALE (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
ASSETS
Cash	$ 7,775,528	$ 5,363,552	$ 14,296,511
TOTAL ASSETS	171,954,262	165,569,072
LIABILITIES
TOTAL LIABILITIES	3,036,447	5,238,071
Disposal group, held for sale | Jinchen Agriculture and Dongsheng Guarantee
ASSETS
Cash	7,775,528	5,363,552
Restricted cash	16,026,192	18,550,024
Commission receivable	1,246,707	496,097
Compensation receivable	103,577	107,473
Advance payment	17,724	21,231
Interest receivable	16,408,380	10,731,731
Other receivable		1,934
Available-for-sale financial assets	130,313,790	129,928,011
Deferred tax assets		240,018
Property and equipment, net	62,364	129,001
TOTAL ASSETS	171,954,262	165,569,072
LIABILITIES
Allowance on guarantee	359,098	2,637,236
Unearned Income-Guarantee commission	80,190	88,824
Income tax payable	2,309,505	2,411,031
Other liabilities	77,580	100,980
Deferred tax liabilities	210,074
TOTAL LIABILITIES	3,036,447	5,238,071
Net assets de-recognised	$ 168,917,815	$ 160,331,001